Goodwill and Finite Life Intangibles Assets - Future Amortization Expense (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Finite Life Intangibles Assets
2015		$ 589,000
2016	$ 589,000	589,000
2017	170,000	170,000
2018	75,000	75,000
2019	14,002	14,001
Net Assets	$ 1,142,503	$ 1,437,001